UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Mid Cap Value Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	30.18%
Industrial	17.19
Consumer, Non-cyclical	16.72
Consumer, Cyclical	10.88
Utilities	6.84
Communications	5.64
Technology	5.01
Energy	3.74
Basic Materials	3.55
Short Term Investments	0.25
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 790.20	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02
Investor Class
Actual	$1,000.00	$ 788.20	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77
Class L
Actual	$1,000.00	$ 788.10	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class, 1.15% for the Investor Class and 1.40% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.49%
221,069	Axalta Coating Systems Ltd(a)	$ 4,985,106
95,314	CF Industries Holdings Inc	2,682,136
42,179	Dow Inc	1,719,216
9,182	Eastman Chemical Co	639,434
143,071	Element Solutions Inc(a)	1,552,320
61,543	Huntsman Corp	1,105,928
190,234	Mosaic Co	2,379,827
7,133	NewMarket Corp	2,856,624
3,916	Sherwin-Williams Co	2,262,861
		20,183,452
Communications — 5.55%
2,964	Alphabet Inc Class A(a)	4,203,100
16,508	Anaplan Inc(a)	747,978
86,456	eBay Inc	4,534,617
13,642	EchoStar Corp Class A(a)	381,430
18,968	Etsy Inc(a)	2,014,971
50,248	Liberty Broadband Corp Class C(a)	6,228,742
173,224	Liberty Global PLC Class C(a)	3,726,048
96,503	Lyft Inc Class A(a)(b)	3,185,564
26,640	Omnicom Group Inc	1,454,544
27,456	Pinterest Inc Class A (a)	608,700
24,025	VeriSign Inc(a)	4,969,091
		32,054,785
Consumer, Cyclical — 10.70%
67,965	Allison Transmission Holdings Inc	2,499,753
12,256	American Airlines Group Inc(b)	160,186
97,697	AutoNation Inc(a)	3,671,453
4,257	AutoZone Inc(a)	4,802,407
27,928	Best Buy Co Inc	2,437,277
3,983	Casey's General Stores Inc	595,538
2,285	Chipotle Mexican Grill Inc(a)	2,404,643
51,979	Copa Holdings SA Class A	2,628,058
11,356	Domino's Pizza Inc	4,195,361
118,311	DR Horton Inc	6,560,345
41,034	General Motors Co	1,038,160
303,159	Hanesbrands Inc	3,422,665
90,725	HD Supply Holdings Inc(a)	3,143,621
54,125	IAA Inc(a)	2,087,601
89,829	JetBlue Airways Corp(a)	979,136
9,104	Kohl's Corp	189,090
21,170	Lear Corp	2,307,953
77,443	Lennar Corp Class A	4,772,038
25,700	Lions Gate Entertainment Corp Class B(a)	175,531
13,773	LKQ Corp(a)	360,853
18,501	Peloton Interactive Inc Class A(a)	1,068,803
22,535	Penske Automotive Group Inc	872,330
69,975	Skechers USA Inc Class A(a)	2,195,815
79,430	Southwest Airlines Co	2,714,917
19,651	Target Corp	2,356,744
23,554	Thor Industries Inc	2,509,208
Shares		Fair Value
Consumer, Cyclical — (continued)
5,021	Williams-Sonoma Inc	$ 411,772
29,776	Wyndham Hotels & Resorts Inc	1,269,053
		61,830,311
Consumer, Non-Cyclical — 16.44%
9,039	Acceleron Pharma Inc(a)	861,146
34,505	Alexion Pharmaceuticals Inc(a)	3,872,841
8,797	Amerco	2,658,365
4,543	Biogen Inc(a)	1,215,480
4,189	Bio-Rad Laboratories Inc Class A(a)	1,891,292
37,455	Bluebird Bio Inc(a)	2,286,253
6,871	Bright Horizons Family Solutions Inc(a)	805,281
12,956	Cooper Cos Inc	3,674,840
89,871	CoreLogic Inc	6,041,129
97,954	Corteva Inc	2,624,188
11,900	Edwards Lifesciences Corp(a)	822,409
21,638	Euronet Worldwide Inc(a)	2,073,353
102,192	Exelixis Inc(a)	2,426,038
6,293	Graham Holdings Co Class B	2,156,422
38,334	Grand Canyon Education Inc(a)	3,470,377
12,456	Haemonetics Corp(a)	1,115,559
37,707	Henry Schein Inc(a)	2,201,712
68,196	Herbalife Nutrition Ltd(a)	3,067,456
10,939	Hologic Inc(a)	623,523
14,080	Horizon Therapeutics PLC(a)	782,566
2,637	Humana Inc	1,022,497
64,353	IHS Markit Ltd	4,858,651
334	Illumina Inc(a)	123,697
14,068	Ingredion Inc	1,167,644
26,897	IQVIA Holdings Inc(a)	3,816,146
32,834	Jazz Pharmaceuticals PLC(a)	3,622,904
52,029	Kroger Co	1,761,182
15,519	McKesson Corp	2,380,925
61,844	Monster Beverage Corp(a)	4,287,026
38,545	Nektar Therapeutics(a)(b)	892,702
1,636	Neurocrine Biosciences Inc(a)	199,592
13,028	S&P Global Inc	4,292,465
3,909	Sarepta Therapeutics Inc(a)	626,769
101,125	ServiceMaster Global Holdings Inc(a)	3,609,151
78,508	Sprouts Farmers Market Inc(a)	2,009,020
7,355	STERIS PLC	1,128,551
26,309	TransUnion	2,289,935
70,361	TreeHouse Foods Inc(a)	3,081,812
26,569	United Rentals Inc(a)	3,959,844
56,222	Universal Health Services Inc Class B	5,222,462
		95,023,205
Energy — 3.68%
18,618	Cimarex Energy Co	511,809
84,118	Concho Resources Inc	4,332,077
136,515	Devon Energy Corp	1,548,080
15,466	Diamondback Energy Inc	646,788

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Energy — (continued)
84,190	EOG Resources Inc	$ 4,265,065
52,413	Halliburton Co	680,321
68,813	Helmerich & Payne Inc	1,342,542
3,275	HollyFrontier Corp	95,630
192,566	Marathon Oil Corp	1,178,504
10,790	Marathon Petroleum Corp	403,330
32,461	Pioneer Natural Resources Co	3,171,440
455,547	TechnipFMC PLC	3,115,941
		21,291,527
Financial — 29.68%
86,854	Alliance Data Systems Corp	3,918,853
177,284	Ally Financial Inc	3,515,542
35,910	American Financial Group Inc	2,278,849
8,366	Ameriprise Financial Inc	1,255,235
125,803	Apartment Investment & Management Co REIT Class A	4,735,225
58,632	Arch Capital Group Ltd(a)	1,679,807
154,935	Associated Banc-Corp	2,119,511
53,569	Athene Holding Ltd Class A(a)	1,670,817
7,546	AvalonBay Communities Inc REIT	1,166,913
90,264	Bank of America Corp	2,143,770
123,766	Brandywine Realty Trust REIT	1,347,812
148,070	Brighthouse Financial Inc(a)	4,119,307
178,177	Brixmor Property Group Inc REIT	2,284,229
26,922	Brown & Brown Inc	1,097,341
60,633	Camden Property Trust REIT	5,530,942
21,301	Cboe Global Markets Inc	1,986,957
81,618	Citigroup Inc	4,170,680
93,685	Citizens Financial Group Inc	2,364,609
35,934	CoreSite Realty Corp REIT	4,350,170
6,432	CubeSmart REIT	173,600
27,518	CyrusOne Inc REIT	2,001,935
83,161	Douglas Emmett Inc REIT	2,549,716
3,641	East West Bancorp Inc	131,950
130,095	Empire State Realty Trust Inc REIT Class A	910,665
148,886	Equitable Holdings Inc	2,872,011
49,658	Equity LifeStyle Properties Inc REIT	3,102,632
33,071	Equity Residential REIT	1,945,236
8,627	Essex Property Trust Inc REIT	1,977,050
11,069	Evercore Inc Class A	652,185
37,036	Extra Space Storage Inc REIT	3,421,015
172,703	Fidelity National Financial Inc	5,295,074
72,314	First American Financial Corp	3,472,518
220,980	First Hawaiian Inc	3,809,695
123,829	First Industrial Realty Trust Inc REIT	4,759,987
158,636	FNB Corp	1,189,770
5,251	Gaming & Leisure Properties Inc REIT	181,685
165,281	Healthcare Trust of America Inc REIT Class A	4,383,252
Shares		Fair Value
Financial — (continued)
24,959	Highwoods Properties Inc REIT	$ 931,719
23,634	Hudson Pacific Properties Inc REIT	594,631
72,423	Interactive Brokers Group Inc Class A	3,025,109
220,096	Invitation Homes Inc REIT	6,059,243
54,831	Jefferies Financial Group Inc	852,622
37,358	Lamar Advertising Co REIT Class A	2,494,020
1,370	LendingTree Inc(a)(b)	396,656
25,570	Life Storage Inc REIT	2,427,872
51,666	Lincoln National Corp	1,900,792
29,121	LPL Financial Holdings Inc	2,283,086
65,401	MGIC Investment Corp	535,634
51,071	National Retail Properties Inc REIT	1,811,999
3,107	OneMain Holdings Inc	76,246
100,084	Outfront Media Inc REIT	1,418,190
260,810	Paramount Group Inc REIT	2,010,845
38,598	Popular Inc	1,434,688
21,677	Primerica Inc	2,527,538
35,110	Prosperity Bancshares Inc	2,084,832
104,833	Regions Financial Corp	1,165,743
44,455	Reinsurance Group of America Inc	3,487,050
10,000	SBA Communications Corp REIT	2,979,200
12,645	SEI Investments Co	695,222
29,481	Signature Bank	3,152,109
248,406	Starwood Property Trust Inc	3,716,154
131,858	STORE Capital Corp REIT	3,139,539
10,140	SVB Financial Group(a)	2,185,474
191,273	Synchrony Financial	4,238,610
125,972	Unum Group	2,089,876
38,594	Ventas Inc REIT	1,413,312
294,885	VEREIT Inc REIT	1,896,111
110,316	Voya Financial Inc	5,146,241
99,228	Western Alliance Bancorp	3,757,764
232,641	Western Union Co	5,029,698
		171,524,370
Industrial — 16.90%
7,039	AECOM (a)	264,526
29,721	AGCO Corp	1,648,327
46,113	Allegion PLC	4,713,671
353,785	Amcor PLC	3,612,145
29,410	AMETEK Inc	2,628,372
74,872	Arrow Electronics Inc(a)	5,142,958
36,910	Clean Harbors Inc(a)	2,213,862
15,448	Coherent Inc(a)	2,023,379
13,917	Crown Holdings Inc(a)	906,414
23,849	Curtiss-Wright Corp	2,129,239
63,357	Flowserve Corp	1,806,942
31,948	frontdoor Inc(a)	1,416,255
178,747	Gentex Corp	4,606,310
324,397	Graphic Packaging Holding Co	4,538,314
56,911	Hexcel Corp	2,573,515

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
9,728	Hubbell Inc	$ 1,219,502
90,103	Jabil Inc	2,890,504
218,702	Johnson Controls International PLC	7,466,486
20,486	Landstar System Inc	2,300,783
2,008	Lennox International Inc	467,844
119,816	Masco Corp	6,015,961
64,038	MDU Resources Group Inc	1,420,363
115,944	National Instruments Corp	4,488,192
27,846	Old Dominion Freight Line Inc	4,722,403
39,578	PerkinElmer Inc	3,882,206
67,036	Ryder System Inc	2,514,520
5,775	Sealed Air Corp	189,709
37,815	Snap-on Inc	5,237,756
8,515	Stanley Black & Decker Inc	1,186,821
7,568	SYNNEX Corp	906,419
12,746	Teledyne Technologies Inc(a)	3,963,369
18,662	Timken Co	848,934
132,756	Trinity Industries Inc(b)	2,826,375
9,140	Universal Display Corp	1,367,527
45,729	Westrock Co	1,292,301
29,189	XPO Logistics Inc(a)	2,254,850
		97,687,054
Technology — 4.93%
67,019	Amdocs Ltd	4,080,117
3,347	Black Knight Inc(a)	242,858
4,085	DocuSign Inc(a)	703,478
77,936	DXC Technology Co	1,285,944
11,401	Inphi Corp(a)	1,339,618
972	Lam Research Corp	314,403
39,026	Lumentum Holdings Inc(a)	3,177,887
23,924	Microchip Technology Inc	2,519,436
48,421	NetApp Inc	2,148,440
122,866	Pure Storage Inc(a)	2,129,268
31,450	Take-Two Interactive Software Inc(a)	4,389,477
3,504	Twilio Inc Class A(a)	768,848
11,643	Western Digital Corp	514,038
1,749	Zoom Video Communications Inc Class A(a)(b)	443,441
463,613	Zynga Inc Class A(a)	4,422,868
		28,480,121
Utilities — 6.73%
101,436	Consolidated Edison Inc	7,296,292
65,388	DTE Energy Co	7,029,210
30,805	Entergy Corp	2,889,817
97,890	FirstEnergy Corp	3,796,174
34,998	National Fuel Gas Co	1,467,466
166,496	OGE Energy Corp	5,054,819
150,802	Public Service Enterprise Group Inc	7,413,426
Shares		Fair Value
Utilities — (continued)
210,936	Vistra Corp	$ 3,927,628
		38,874,832
TOTAL COMMON STOCK — 98.10% (Cost $580,199,154)		$566,949,657
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.25%
$339,617	Undivided interest of 0.50% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $339,617 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(c)	339,617
339,617	Undivided interest of 0.51% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $339,617 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(c)	339,617
339,617	Undivided interest of 0.91% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $339,617 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(c)	339,617

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 71,493	Undivided interest of 10.66% in a repurchase agreement (principal amount/value $670,723 with a maturity value of $670,724) with BNP Paribas Securities Corp, 0.07%, dated 6/30/20 to be repurchased at $71,493 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 8/15/21 - 2/15/48, with a value of $684,138.(c)	$ 71,493
339,617	Undivided interest of 2.56% in a repurchase agreement (principal amount/value $13,252,580 with a maturity value of $13,252,609) with HSBC Securities (USA) Inc, 0.08%, dated 6/30/20 to be repurchased at $339,617 on 7/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 4.50%, 5/15/44 - 3/20/50, with a value of $13,809,070.(c)	339,617
TOTAL SHORT TERM INVESTMENTS — 0.25% (Cost $1,429,961)		$ 1,429,961
TOTAL INVESTMENTS — 98.35% (Cost $581,629,115)		$568,379,618
OTHER ASSETS & LIABILITIES, NET — 1.65%		$ 9,562,061
TOTAL NET ASSETS — 100.00%		$577,941,679
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2020.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	32	USD	5,693,120	September 2020	$6,848
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $1,433,479 of securities on loan)(a)	$566,949,657
Repurchase agreements, fair value(b)	1,429,961
Cash	14,932,950
Cash pledged on futures contracts	480,059
Dividends receivable	918,605
Subscriptions receivable	135,377
Variation margin on futures contracts	74,240
Total Assets	584,920,849
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	616
Payable for investments purchased	4,939,117
Payable for other accrued fees	60,673
Payable for shareholder services fees	13,602
Payable to investment adviser	404,560
Payable upon return of securities loaned	1,429,961
Redemptions payable	126,502
Total Liabilities	6,979,170
NET ASSETS	$577,941,679
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,808,410
Paid-in capital in excess of par	645,362,150
Undistributed/accumulated deficit	(75,228,881)
NET ASSETS	$577,941,679
NET ASSETS BY CLASS
Investor Class	$39,742,609
Class L	$3,047,690
Institutional Class	$535,151,380
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Class L	34,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	4,018,700
Class L	418,285
Institutional Class	73,647,118
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.89
Class L	$7.29
Institutional Class	$7.27
(a) Cost of investments	$580,199,154
(b) Cost of repurchase agreements	$1,429,961
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Mid Cap Value Fund
INVESTMENT INCOME:
Interest	$3,059
Income from securities lending	6,876
Dividends	6,939,390
Foreign withholding tax	(7,678)
Total Income	6,941,647
EXPENSES:
Management fees	2,360,663
Shareholder services fees – Investor Class	72,967
Shareholder services fees – Class L	20,756
Audit and tax fees	14,901
Custodian fees	14,495
Director's fees	9,604
Distribution fees – Class L	14,408
Legal fees	2,401
Pricing fees	227
Registration fees	42,715
Shareholder report fees	15,249
Transfer agent fees	7,030
Other fees	2,725
Total Expenses	2,578,141
Less amount waived by investment adviser	72,376
Net Expenses	2,505,765
NET INVESTMENT INCOME	4,435,882
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(57,268,651)
Net realized loss on futures contracts	(412,944)
Net Realized Loss	(57,681,595)
Net change in unrealized depreciation on investments	(65,072,381)
Net change in unrealized appreciation on futures contracts	6,848
Net Change in Unrealized Depreciation	(65,065,533)
Net Realized and Unrealized Loss	(122,747,128)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(118,311,246)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Mid Cap Value Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$4,435,882	$9,426,677
Net realized gain (loss)	(57,681,595)	387,511
Net change in unrealized appreciation (depreciation)	(65,065,533)	119,133,600
Net Increase (Decrease) in Net Assets Resulting from Operations	(118,311,246)	128,947,788
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(99,606)	(102,021)
Class L	-	(320,081)
Institutional Class	(3,905,134)	(8,273,836)
From Net Investment Income and Net Realized Gains	(4,004,740)	(8,695,938)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,096,424	14,591,645
Class L	721,365	40,135,701
Institutional Class	115,504,333	155,928,628
Shares issued in reinvestment of distributions
Investor Class	99,606	102,021
Class L	-	320,081
Institutional Class	3,905,134	8,273,836
Shares redeemed
Investor Class	(10,901,661)	(28,516,715)
Class L	(59,076,079)	(59,710,338)
Institutional Class	(96,498,661)	(128,132,775)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(37,149,539)	2,992,084
Total Increase (Decrease) in Net Assets	(159,465,525)	123,243,934
NET ASSETS:
Beginning of Period	737,407,204	614,163,270
End of Period	$577,941,679	$737,407,204
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,035,567	1,236,241
Class L	97,678	4,583,265
Institutional Class	18,690,736	17,757,658
Shares issued in reinvestment of distributions
Investor Class	10,332	8,668
Class L	-	36,918
Institutional Class	551,573	918,835
Shares redeemed
Investor Class	(1,058,703)	(2,404,370)
Class L	(6,417,524)	(6,667,708)
Institutional Class	(12,934,335)	(14,570,586)
Net Increase (Decrease)	(24,676)	898,921
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$12.58	0.06	(2.73)	(2.67)	-	(0.02)	-	(0.02)	$ 9.89	(21.18%) (d)
12/31/2019	$10.46	0.12	2.02	2.14	-	(0.02)	(0.00) (e)	(0.02)	$12.58	20.49%
12/31/2018	$12.91	0.13	(1.69)	(1.56)	(0.00) (e)	(0.57)	(0.32)	(0.89)	$10.46	(12.30%)
12/31/2017	$12.49	0.10	1.99	2.09	-	(1.12)	(0.55)	(1.67)	$12.91	16.99%
12/31/2016	$10.68	0.11	2.05	2.16	-	(0.24)	(0.11)	(0.35)	$12.49	20.29%
12/31/2015	$12.08	0.11	(0.58)	(0.47)	(0.01)	(0.55)	(0.37)	(0.93)	$10.68	(4.03%)
Class L
06/30/2020(Unaudited)	$ 9.25	0.01	(1.97)	(1.96)	-	-	-	-	$ 7.29	(21.19%) (d)
12/31/2019	$ 7.73	0.07	1.49	1.56	-	(0.04)	(0.00) (e)	(0.04)	$ 9.25	20.15%
12/31/2018 (f)	$10.00	0.04	(1.54)	(1.50)	(0.00) (e)	(0.50)	(0.27)	(0.77)	$ 7.73	(14.95%) (d)
Institutional Class
06/30/2020(Unaudited)	$ 9.27	0.06	(2.01)	(1.95)	-	(0.05)	-	(0.05)	$ 7.27	(20.98%) (d)
12/31/2019	$ 7.78	0.13	1.48	1.61	-	(0.12)	(0.00) (e)	(0.12)	$ 9.27	20.80%
12/31/2018	$ 9.91	0.13	(1.29)	(1.16)	(0.00) (e)	(0.65)	(0.32)	(0.97)	$ 7.78	(12.00%)
12/31/2017	$ 9.92	0.11	1.59	1.70	-	(1.16)	(0.55)	(1.71)	$ 9.91	17.45%
12/31/2016	$ 8.61	0.12	1.66	1.78	-	(0.36)	(0.11)	(0.47)	$ 9.92	20.76%
12/31/2015 (g)	$10.00	0.09	(0.58)	(0.49)	(0.01)	(0.55)	(0.34)	(0.90)	$ 8.61	(5.04%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 39,743	1.30% (i)	1.15% (i)	1.17% (i)	134% (d)
12/31/2019	$ 50,712	1.21%	1.15%	1.06%	204%
12/31/2018	$ 54,323	1.20%	1.15%	1.00%	204%
12/31/2017	$ 49,854	1.21%	1.18%	0.74%	208%
12/31/2016	$ 45,791	1.25%	1.25%	0.95%	219%
12/31/2015	$ 59,658	1.25%	1.25%	0.90%	224%
Class L
06/30/2020 (Unaudited)	$ 3,048	1.76% (i)	1.40% (i)	0.24% (i)	134% (d)
12/31/2019	$ 62,340	1.46%	1.40%	0.81%	204%
12/31/2018 (f)	$ 67,948	1.56% (i)	1.35% (i)	1.34% (i)	204%
Institutional Class
06/30/2020 (Unaudited)	$535,151	0.81% (i)	0.80% (i)	1.53% (i)	134% (d)
12/31/2019	$624,356	0.81%	0.80%	1.42%	204%
12/31/2018	$491,892	0.81%	0.80%	1.32%	204%
12/31/2017	$577,374	0.84%	0.83%	1.09%	208%
12/31/2016	$527,190	0.90%	0.90%	1.30%	219%
12/31/2015 (g)	$485,817	0.90% (i)	0.90% (i)	1.35% (i)	224%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Class L inception date was September 10, 2018.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Mid Cap Value Fund (the Fund) are included herein.
The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$586,614,264
Gross unrealized appreciation on investments	32,015,501
Gross unrealized depreciation on investments	(50,243,299)
Net unrealized depreciation on investments	$(18,227,798)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2020

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 16 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$6,848 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(412,944)	Net change in unrealized appreciation on futures contracts	$6,848
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective April 29,2020 as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.78% of the Fund’s average daily net assets up to $1 billion dollars, 0.73% of the Fund’s average daily net assets over $1 billion dollars and 0.68% of the Fund’s average daily net assets over $2 billion dollars. Prior to April 29, 2020, the Adviser received monthly compensation at the annual rate of 0.79% of the Fund’s average daily net assets up to $1 billion dollars, 0.74% of the Fund’s average daily net assets over $1 billion dollars and 0.69% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.80% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the “Expense Limit”). The

Semi-Annual Report - June 30, 2020

agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$49,265	$96,020	$122,661	$72,376	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $810,006,110 and $857,035,161, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $1,433,479 and received collateral as reported on the Statement of Assets and Liabilities of $1,429,961 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2020

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Mid Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”), with respect to the Fund.

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fifth and fourth quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively, the annualized returns were in the third and first quintiles of its performance universe for the five- and ten-year periods ended December 31, 2019, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). With respect to the Fund’s Institutional Class, the Board observed similar results—the annualized returns for the one- and three-year periods ended December 31, 2019 were in the fifth and fourth quintiles, respectively, of the Fund’s performance universe. The Board also noted that each class underperformed its benchmark index for the one- and three-year periods ended December 31, 2019, but, as to the Investor Class, slightly underperformed or approximated its index for the five- and ten-year periods ended December 31, 2019.
In evaluating the performance data, the Board took into account the Sub-Adviser’s investment process, the organization and experience of its investment personnel and portfolio risk controls. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of various sector exposures on recent performance. Also taken into account by the Board was GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median expense ratio of its respective peer group, ranking in the second quintile of its respective peer group for the Investor Class and in the first quintile as to the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and representative retail products managed by the Sub-Adviser and noted where the fee charged to GWCM was higher than that charged to other clients. In this connection, the Board considered the Sub-Adviser’s explanation that lower fees are charged in certain instances due to various factors, including the size of the mandate, the applicable benchmark, investment guidelines, account inception date, service level needs, and scope of the client relationship with the Sub-Adviser. The Board also considered that at the April Meeting, GWCM proposed, and the Board approved, a new sub-advisory fee negotiated by GWCM with the Sub-Adviser and a reduction in GWCM’s management fee at each existing breakpoint in the management fee schedule, in each case to take effect as of April 29, 2020.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM. The Board noted that although the percentage of the management fee retained by GWCM exceeded the median of the Fund’s Lipper investment classification as to each class of the Fund, the percentage retained was below the average management fee retention percentage with respect to the Fund’s Investor Class. In assessing all of the foregoing, the Board considered its observation regarding the Fund’s Contractual Management Fee being lower than the peer group median and the reduction in GWCM’s management fee schedule to take effect as of April 29, 2020.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund. The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees—as adjusted and reduced, effective April 29, 2020—were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020